Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
		Aug. 13, 2026	Apr. 15, 2026	Jan. 26, 2026	Jun. 30, 2026	Jun. 30, 2025	Aug. 28, 2026	Aug. 26, 2026	Aug. 24, 2026	Jul. 13, 2026	Jun. 12, 2026	Jun. 01, 2026	Apr. 27, 2026	Mar. 10, 2026	Feb. 13, 2026	Dec. 31, 2025
Equity [Line Items]
Reverse stock split			5 to 1	7 to 1
Warrant exercisable issuance term					5 years		5 years	5 years	5 years
Deemed dividend for down-round adjustments					$ 8,576
Vesting period					1 year 3 months 18 days
Unrecognized share-based compensation expense					$ 1,172
Warrants’ liability					$ 0
Preferred shares, shares issued					4,212											5,008
Subsequent Event [Member]
Equity [Line Items]
Reverse stock split		6 to 1
Fixed conversion price								$ 3.12
Gross amount							$ 1,000	$ 1,000	$ 1,000	$ 1,000
Warrant [Member]
Equity [Line Items]
Exercise price					$ 10.02
Ordinary Shares [Member]
Equity [Line Items]
Issued shares	[1]					5,054
Conversion of shares					261,397
Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Exercise price							$ 87.36	$ 87.36	$ 87.36	$ 87.36
Preferred Shares [Member]
Equity [Line Items]
Issued shares					5,500
Conversion of shares amount					$ 6,296
Preferred Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred shares, value per share							$ 1,000	$ 1,000	$ 1,000	$ 1,000
Preferred shares, shares issued							1,000	1,000	1,000	1,000
Ordinary share converted							254,582	320,513	318,674	181,653
Stock Option [Member] | Black-Scholes Pricing Model [Member]
Equity [Line Items]
Number of shares options were granted
SPA Agreement [Member]
Equity [Line Items]
Total consideration					$ 105
Fixed conversion price															$ 76.23
Ordinary share converted															13,118
Gross amount														$ 1,000	$ 1,000
SPA Agreement [Member] | Warrant [Member]
Equity [Line Items]
Warrant to purchase shares											149,701	99,800	11,447	11,447	11,447
Exercise price											$ 87.36	$ 87.36	$ 87.36	$ 87.36	$ 87.36
Warrant exercisable issuance term											5 years	5 years	5 years	5 years	5 years
SPA Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Fixed conversion price											$ 10.02	$ 10.02	$ 20.34	$ 36.66
Ordinary share converted											149,701	99,800	49,164	27,278
SPA Agreement [Member] | Preferred Shares [Member]
Equity [Line Items]
Preferred shares, value per share											$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Preferred shares, shares issued											1,500	1,000		1,000	1,000
Gross amount											$ 1,500	$ 1,000	$ 1,000
SPA Agreement [Member] | Shareholders [Member] | Preferred Shares [Member]
Equity [Line Items]
Preferred shares, shares issued													1,000
Sales Agreement [Member]
Equity [Line Items]
Issued shares					67,964
Other issuance costs					$ 84
Sales Agreement [Member] | A.G.P. [Member]
Equity [Line Items]
Net of agent commissions					$ 1,079

[1]	Post reverse splits – see Note 5A.